CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 6,407	$ 5,876	$ 5,038
Other income		1,589	627	671
Direct operating costs	[1]	(2,903)	(2,580)	(1,933)
Management service costs		(223)	(204)	(205)
Interest expense		(2,457)	(1,988)	(1,627)
Share of (loss) earnings from equity-accounted investments		(110)	(88)	186
Foreign exchange and financial instruments gain		1,434	880	502
Depreciation		(2,425)	(2,010)	(1,852)
Other		(1,214)	(713)	(212)
Income tax recovery (expense)
Current		249	160	(128)
Deferred		365	31	176
Effective income tax recovery		614	191	48
Net income (loss)		712	(9)	616
Net income (loss) attributable to:
Preferred limited partners’ equity		34	37	41
Limited partners’ equity		(71)	(255)	(91)
Net income (loss)		$ 712	$ (9)	$ 616
Basic loss per LP unit (in dollars per share)		$ (0.25)	$ (0.89)	$ (0.32)
Diluted loss per LP unit (in dollars per share)		$ (0.25)	$ (0.89)	$ (0.32)
Non-controlling interest
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 3,822	$ 3,386	$ 2,446
Other income		932	44	340
Direct operating costs		(1,800)	(1,598)	(987)
Management service costs		0	0	0
Income tax recovery (expense)
Current		304	201	(95)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income (loss)		627	353	619
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		627	353	619
Net income (loss)		627	353	619
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net income (loss)		144	125	111
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		144	125	111
Net income (loss)		144	125	111
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net income (loss)		(48)	(174)	(63)
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		(48)	(174)	(63)
Net income (loss)		(48)	(174)	(63)
BEPC exchangeable shares and class A.2 exchangeable shares
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		(44)	(160)	(57)
Preferred equity
Income tax recovery (expense)
Net income (loss)		30	28	27
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		30	28	27
Net income (loss)		30	28	27
Perpetual subordinated notes
Income tax recovery (expense)
Net income (loss)		40	37	29
Net income (loss) attributable to:
Net income (loss) allocated to non-controlling interests		40	37	29
Net income (loss)		$ 40	$ 37	$ 29

[1]	Direct operating costs exclude depreciation expense disclosed below.